Net income/(loss) per share	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Net income/(loss) per share
17.	Net income/(loss) per share

Immediately prior to the completion of the IPO, the Company adopted Dual Class Structure. Holders of Class A ordinary shares and Class B ordinary shares have the same rights, except for voting rights and conversion rights. Holders of Class A ordinary shares are entitled to one vote per share in all shareholders' meetings, while holders of Class B ordinary shares are entitled to ten votes per share. Each Class B ordinary share is convertible into one Class A ordinary share at any time at the discretion of the Class B shareholders thereof, while Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances. The Class A and Class B ordinary shares have the same rights except for voting rights. Therefore, the two-class method of computing net income per share is not applicable.

The following table sets forth the computation of basic and diluted net income/(loss) per share attributable to Jumei’s ordinary shareholders for the periods indicated:

	For the Year Ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Numerator:
Numerator for basic and diluted income/(loss) per share attributable to Jumei’s ordinary shareholders	142,224	(36,978)	117,229

Denominator:
Weighted average number of ordinary shares – basic	149,477,388	149,790,335	141,291,417
Dilutive effect of share options	573,230	-	433,028
Dilutive effect of RSUs	18,587	-	39,013
Weighted average number of ordinary shares – diluted	150,069,205	149,790,335	141,763,458

Net income/(loss) per share attributable to Jumei’s ordinary shareholders
- Basic	0.95	(0.25)	0.83
- Diluted	0.95	(0.25)	0.83

Potentially dilutive securities that were not included in the calculation of dilutive net income per share because where their inclusion would have been anti-dilutive included share options of 2,016,482 for the year ended December 31, 2016. All potentially dilutive securities were not included in the calculation of dilutive net income per share for the year ended December 31, 2017 as their effects would be anti-dilutive. Potentially dilutive securities that were not included in the calculation of dilutive net income per share because where their inclusion would have been anti-dilutive included share options of
1,690,563
for the year ended December 31, 2018.